Trade and Other Payables - Schedule of Trade and Other Payables (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade and other payables - Total
Trade payables	€ 15,883	€ 8,613
Payables on social security and taxes other than income tax	3,537	4,838
Value added tax payables	880	200
Excise tax payables	198	316
Other payables	1,207	1,325
Total trade and other payables	21,705	15,293
Trade and other payables - Current
Current payables on social security and taxes other than income tax	3,537	4,838
Current value added tax payables	880	200
Current excise tax payables	198	316
Other current payables	1,207	877
Total trade and other current payables	21,705	14,845
Trade and other payables - Non current
Non-current trade payables	0	0
Non-current payables on social security and taxes other than income tax	0	0
Non-current value added tax payables	0	0
Non-current excise tax payables	0	0
Other non-current payables	0	448
Total trade and other non-current payables	0	448
Accrued expenses	€ 9,163	€ 3,924